UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21216

        Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:         08/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund (NGX)
	August 31, 2006
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 15.1% (10.0% of Total Investments)
$ 500	Massachusetts Development Finance Authority, Revenue Bonds, Massachusetts College of Pharmacy	7/13 at 101.00	BBB+	$560,625
	and Allied Health Sciences, Series 2003C, 6.375%, 7/01/23
1,250	Massachusetts Development Finance Authority, Revenue Bonds, Middlesex School, Series 2003,	9/13 at 100.00	A1	1,289,825
	5.000%, 9/01/33
2,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Boston College,	6/13 at 100.00	AA–	2,604,400
	Series 2003N, 5.125%, 6/01/37
1,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Worcester State	11/12 at 100.00	AAA	1,559,145
	College, Series 2002, 5.000%, 11/01/32 – AMBAC Insured

5,750	Total Education and Civic Organizations			6,013,995

	Health Care – 9.0% (6.0% of Total Investments)
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/08 at 102.00	AAA	517,850
	Series 1998A, 5.000%, 7/01/25 – MBIA Insured
200	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Milton Hospital	7/15 at 100.00	BBB–	205,534
	Project, Series 2005D, 5.250%, 7/01/30
2,500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, New England Medical	5/12 at 100.00	AAA	2,614,200
	Center Hospitals, Series 2002H, 5.000%, 5/15/25 – FGIC Insured
250	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, UMass Memorial	7/15 at 100.00	BBB	253,640
	Health Care, Series 2005D, 5.000%, 7/01/33

3,450	Total Health Care			3,591,224

	Housing/Multifamily – 8.3% (5.6% of Total Investments)
2,000	Massachusetts Housing Finance Agency, Housing Bonds, Series 2003H, 5.125%, 6/01/43	12/12 at 100.00	AA–	2,032,440
1,265	Massachusetts Housing Finance Agency, Rental Housing Mortgage Revenue Bonds, Series 2002H,	7/12 at 100.00	AAA	1,293,425
	5.200%, 7/01/42 – FSA Insured

3,265	Total Housing/Multifamily			3,325,865

	Long-Term Care – 4.9% (3.3% of Total Investments)
1,750	Massachusetts Development Finance Authority, GNMA Collateralized Revenue Bonds, Neville	12/12 at 105.00	AAA	1,961,435
	Communities, Series 2002A, 6.000%, 6/20/44

	Tax Obligation/General – 35.1% (23.4% of Total Investments)
1,280	Littleton, Massachusetts, General Obligation Bonds, Series 2003, 5.000%, 1/15/21 – FGIC Insured	1/13 at 101.00	AAA	1,363,123
1,000	Malden, Massachusetts, General Obligation Bonds, Series 2005, 5.000%, 8/01/16 – FGIC Insured	No Opt. Call	AAA	1,096,360
3,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2004B, 5.250%, 8/01/21 –	No Opt. Call	AAA	3,401,818
	FSA Insured
1,025	Maynard, Massachusetts, General Obligation Bonds, Series 2003, 5.500%, 2/01/19 – MBIA Insured	2/13 at 101.00	Aaa	1,130,493
1,705	North Attleborough, Massachusetts, General Obligation Bonds, Series 2004, 5.000%, 7/15/15 –	7/14 at 101.00	Aaa	1,859,695
	FGIC Insured
1,500	Pittsfield, Massachusetts, General Obligation Bonds, Series 2002, 5.000%, 4/15/18 – MBIA	4/12 at 101.00	AAA	1,594,200
	Insured
3,000	Springfield, Massachusetts, General Obligation Bonds, Series 2003, 5.250%, 1/15/22 – MBIA	1/13 at 100.00	AAA	3,228,180
	Insured
300	Woburn, Massachusetts, General Obligation Bonds, Series 2005, 5.000%, 11/15/19 – MBIA Insured	11/15 at 100.00	Aaa	323,760

12,810	Total Tax Obligation/General			13,997,629

	Tax Obligation/Limited – 25.2% (16.8% of Total Investments)
3,000	Martha’s Vineyard Land Bank, Massachusetts, Revenue Bonds, Series 2002, 5.000%, 5/01/32 –	5/13 at 100.00	AAA	3,117,780
	AMBAC Insured
2,790	Massachusetts College Building Authority, Project Revenue Refunding Bonds, Series 2003A,	5/13 at 100.00	AAA	2,972,829
	5.250%, 5/01/22 – XLCA Insured
	Massachusetts Development Finance Authority, Revenue Bonds, 100 Cambridge Street
	Redevelopment, M/SRBC Project, Series 2002A:
1,475	5.125%, 8/01/28 – MBIA Insured	2/12 at 100.00	AAA	1,544,797
1,500	5.125%, 2/01/34 – MBIA Insured	2/12 at 100.00	AAA	1,570,980
500	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AAA	535,180
	5.000%, 8/15/20 – FSA Insured
300	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2005, 5.000%, 1/01/20 –	No Opt. Call	AAA	330,588
	FGIC Insured

9,565	Total Tax Obligation/Limited			10,072,154

	Transportation – 2.7% (1.8% of Total Investments)
1,000	Massachusetts Port Authority, Revenue Bonds, Series 2003A, 5.000%, 7/01/33 – MBIA Insured	7/13 at 100.00	AAA	1,038,910

	U.S. Guaranteed – 30.5% (20.3% of Total Investments) (4)
3,000	Massachusetts Bay Transportation Authority, Senior Sales Tax Revenue Refunding Bonds, Series	7/12 at 100.00	AAA	3,213,360
	2002A, 5.000%, 7/01/27 (Pre-refunded 7/01/12) – FGIC Insured
780	Massachusetts Port Authority, Revenue Bonds, Series 1982, 13.000%, 7/01/13 (ETM)	1/07 at 100.00	AAA	1,050,449
2,000	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2001D, 5.000%, 11/01/20	11/11 at 100.00	AAA	2,125,220
	(Pre-refunded 11/01/11) – MBIA Insured
2,145	Massachusetts, General Obligation Bonds, Consolidated Loan, Series 2003A, 5.250%, 1/01/18	1/13 at 100.00	AAA	2,327,926
	(Pre-refunded 1/01/13) – AMBAC Insured
1,000	Massachusetts, Special Obligation Dedicated Tax Revenue Bonds, Series 2004, 5.250%, 1/01/21	1/14 at 100.00	AAA	1,093,000
	(Pre-refunded 1/01/14) – FGIC Insured
2,140	University of Massachusetts Building Authority, Senior Lien Project Revenue Bonds, Series	11/14 at 100.00	AAA	2,379,081
	2004-1, 5.375%, 11/01/21 (Pre-refunded 11/01/14) – AMBAC Insured

11,065	Total U.S. Guaranteed			12,189,036

	Utilities – 5.3% (3.5% of Total Investments)
1,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2000HH, 5.250%, 7/01/29 –	7/10 at 101.00	AAA	1,584,315
	FSA Insured
500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II, 5.125%, 7/01/26 –	7/12 at 101.00	AAA	529,635
	FSA Insured

2,000	Total Utilities			2,113,950

	Water and Sewer – 12.0% (8.0% of Total Investments)
1,900	Lynn Water and Sewer Commission, Massachusetts, General Revenue Bonds, Series 2003A, 5.000%,	12/13 at 100.00	AAA	1,977,767
	12/01/32 – MBIA Insured
1,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2002J, 5.250%,	No Opt. Call	AAA	1,127,800
	8/01/19 – FSA Insured
1,000	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2004D, 5.000%,	8/13 at 100.00	AAA	1,052,150
	8/01/24 – MBIA Insured
125	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2006A, 4.000%, 8/01/46	8/16 at 100.00	AA	110,394
495	Springfield Water and Sewerage Commission, Massachusetts, General Revenue Bonds, Series 2003A,	7/14 at 100.00	AAA	532,462
	5.000%, 7/01/16 – MBIA Insured

4,520	Total Water and Sewer			4,800,573

$ 55,175	Total Long-Term Investments (cost $56,754,098) – 148.1%			59,104,771

	Short-Term Investments – 2.0% (1.3% of Total Investments)
800	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand		A-1+	800,000
	Obligations, Series 1985, 3.290%, 12/01/15 – MBIA Insured (5)

$ 800	Total Short-Term Investments (cost $800,000)			800,000

	Total Investments (cost $57,554,098) – 150.1%			59,904,771

	Other Assets Less Liabilities – 1.3%			515,008

	Preferred Shares, at Liquidation Value – (51.4)%			(20,500,000)

	Net Assets Applicable to Common Shares – 100%			$39,919,779

Forward Swaps outstanding at August 31, 2006:
			Rate	Fixed Rate	Floating Rate			Unrealized
	Notional	Rate Paid	Received	Payment	Payment	Effective	Termination	Appreciation
Counterparty	Amount	by the Fund (6)	by the Fund (6)	Frequency	Frequency	Date (7)	Date	(Depreciation)

Goldman Sachs	$800,000	4.013%	BMA	Quarterly	Quarterly	9/14/06	9/14/26	$ 7,169
Merrill Lynch	1,700,000	4.021%	BMA	Quarterly	Quarterly	9/21/06	9/21/26	13,786

								$20,955

BMA - The daily arithmetic average of the weekly BMA (Bond Market Association) Municipal Swap Index.

At least 80% of the Fund’s net assets (including net assets attributable to Preferred shares) are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or
Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund’s net assets (including net assets attributable to Preferred shares) may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody’s, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(6)	Represents the annualized rate paid or received by the Fund.
(7)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2006, the cost of investments was $57,706,180.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2006, were as follows:

Gross unrealized:
Appreciation	$2,404,417
Depreciation	(205,826)

Net unrealized appreciation (depreciation) of investments	$2,198,591

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         October 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         October 27, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        October 27, 2006

* Print the name and title of each signing officer under his or her signature.